Summary Of Significant Accounting Policies (Summary Of Derivative Contracts) (Details) - USD ($)		Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Gross amounts recognized - Current Assets	[1]	$ 68,235	$ 4,210,764
Offsetting adjustments - Current Assets	[1]	(68,235)
Net presentation on Balance Sheets - Current Assets	[1]		$ 4,210,764
Gross amounts recognized - Current Liabilities	[1]	471,847
Offsetting adjustments - Current Liabilities	[1]	(68,235)
Net presentation on Balance Sheets - Current Liabilities	[1]	403,612
Gross amounts recognized - Non-Current Assets	[1]	4,759
Offsetting adjustments - Non-Current Assets	[1]	(4,759)
Gross amounts recognized - Non-Current Liabilities	[1]	29,418
Offsetting adjustments - Non-Current Liabilities	[1]	(4,759)
Net presentation on Balance Sheets - Non-Current Liabilities	[1]	$ 24,659

[1]	See Fair Value Measurements section for further disclosures regarding fair value of financial instruments.